UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

Item 1.	Schedule of Investments

Strategic Growth Fund	(unaudited)

Schedule of Investments

as of September 30, 2013

Shares		Value (000)
	COMMON STOCK — 99.4%
Consumer Discretionary — 18.1%
2,600	AutoZone*	$1,099
20,900	CBS	1,153
13,400	Home Depot	1,017
26,000	Lowe’s	1,238
23,200	Macy’s	1,004
15,000	Michael Kors Holdings*	1,118
13,300	PetSmart	1,014
14,700	Scripps Networks Interactive	1,148
19,300	TJX	1,088

		9,879

Consumer Staples — 5.8%
8,700	Costco Wholesale	1,002
16,800	CVS	953
16,900	Herbalife	1,179

		3,134

Energy — 4.1%
23,100	Oasis Petroleum*	1,135
12,400	Schlumberger	1,095

		2,230

Financials — 15.7%
11,700	ACE	1,095
20,600	Allstate	1,041
13,600	American Express	1,027
3,900	BlackRock	1,056
20,800	Citigroup	1,009
6,500	Goldman Sachs Group	1,028
1,850	Mastercard	1,245
13,800	Prudential Financial	1,076

		8,577

Health Care — 12.5%
18,700	AmerisourceBergen	1,143
10,300	Amgen	1,153
4,600	Biogen Idec*	1,107
7,600	Celgene*	1,170
15,200	Cigna	1,168
28,500	Mylan*	1,088

		6,829

Industrials — 13.8%
16,000	BE Aerospace*	1,181
8,500	Cummins	1,129
17,200	Equifax	1,029
48,400	Hertz Global Holdings*	1,073
12,000	Honeywell International	997
8,700	Stericycle*	1,004
7,200	Union Pacific	1,118

		7,531

Information Technology — 23.6%
5,900	Alliance Data Systems*	1,247
2,150	Apple	1,025
38,900	Broadcom	1,012
40,700	Cisco Systems	953
20,500	eBay*	1,144
22,400	Facebook*	1,125
29,000	Oracle	962
14,800	Qualcomm	997
18,700	Teradata*	1,037
5,700	Visa	1,089
13,000	VMware*	1,052

September 30, 2013	www.bishopstreetfunds.com

Strategic Growth Fund	(unaudited)

Schedule of Investments

as of September 30, 2013

Shares		Value (000)
Information Technology — (continued)
25,500	Xilinx	$1,195

		12,838

Materials — 5.8%
5,000	CF Industries Holdings	1,054
13,900	Eastman Chemical	1,083
9,600	Monsanto	1,002

		3,139

TOTAL COMMON STOCK (Cost $40,048)		54,157

SHORT-TERM INVESTMENT (A) — 0.9%
472,552	Dreyfus Cash Management Fund, Institutional Shares, 0.040% (Cost $473)	473

TOTAL INVESTMENTS (Cost $40,521)† — 100.3%		$54,630

Percentages are based on Net Assets of $54,470 (000).

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of September 30, 2013.

†	At September 30, 2013, the tax basis cost of the Fund’s investments was $40,521, and the unrealized appreciation and depreciation were $14,790 and $(681) respectively.

Cost figures are shown in thousands.

As of September 30, 2013, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2100

September 30, 2013	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of September 30, 2013

Shares		Value (000)
COMMON STOCK — 98.0%
Consumer Discretionary — 8.8%
17,760	Home Depot	$1,347
11,925	Macy’s	516
8,535	Mattel	357
10,190	McDonald’s	981
14,630	Time Warner	963
8,650	TJX	488
1,585	VF	315

		4,967

Consumer Staples — 9.3%
19,550	Altria Group	671
13,040	Coca-Cola Co.	494
4,675	CVS	265
8,500	General Mills	408
6,725	Kimberly-Clark	634
18,000	Philip Morris International	1,559
9,890	Procter & Gamble	747
7,120	Wal-Mart Stores	527

		5,305

Energy — 9.2%
10,870	Chevron	1,321
10,025	ConocoPhillips	697
4,860	Ensco PLC	261
14,300	Exxon Mobil	1,230
3,225	Occidental Petroleum	302
6,665	Phillips 66	385
8,650	Royal Dutch Shell PLC ADR	568
5,275	Schlumberger	466

		5,230

Financials — 18.0%
4,985	ACE	466
11,065	American Express	835
2,114	AvalonBay Communities ‡	269
2,555	BlackRock	691
4,885	Chubb	436
6,155	CME Group	455
19,906	Fifth Third Bancorp	359
23,675	JPMorgan Chase	1,224
15,510	Marsh & McLennan	676
6,365	MetLife	299
8,290	Northern Trust	451
19,100	People’s United Financial	275
6,960	PNC Financial Services Group	504
1,985	Public Storage ‡	319
1,825	Simon Property Group ‡	270
4,415	T Rowe Price Group	318
13,705	Unum Group	417
21,660	US Bancorp	792
27,935	Wells Fargo	1,154

		10,210

Health Care — 15.3%
17,435	Abbott Laboratories	579
23,390	AbbVie	1,046
10,580	Amgen	1,185
26,900	Bristol-Myers Squibb	1,245
17,560	Johnson & Johnson	1,522
31,615	Merck	1,505
56,610	Pfizer	1,625

		8,707

Industrials — 10.4%
8,550	Boeing	1,005
7,300	Dover	656

September 30, 2013	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of September 30, 2013

Shares		Value (000)
Industrials — (continued)
6,315	Emerson Electric	$409
10,760	Honeywell International	893
3,955	Illinois Tool Works	302
4,750	Parker Hannifin	516
10,400	Raytheon	801
6,400	United Parcel Service	585
3,150	United Technologies	340
10,190	Waste Management	420

		5,927

Information Technology — 13.1%
11,690	Accenture PLC	861
8,535	Automatic Data Processing	618
35,800	Cisco Systems	839
23,100	EMC	590
36,890	Intel	846
6,000	International Business Machines	1,111
8,930	Kla-Tencor	543
46,355	Microsoft	1,544
11,925	Texas Instruments	480

		7,432

Materials — 4.7%
11,325	EI du Pont de Nemours	663
4,700	LyondellBasell Industries NV	344
8,200	RPM International	297
5,650	Sherwin-Williams	1,030
8,070	Sonoco Products	314

		2,648

Telecommunication Services — 4.7%
34,800	AT&T	1,177
32,200	Verizon Communications	1,502

		2,679

Utilities — 4.5%
7,900	American Electric Power	343
10,650	CMS Energy	280
4,725	Dominion Resources	295
4,065	Duke Energy	272
3,410	NextEra Energy	273
6,765	Northeast Utilities	279
3,410	Sempra Energy	292
8,390	Westar Energy	257
6,860	Wisconsin Energy	277

		2,568

TOTAL COMMON STOCK (Cost $40,230)		55,673

EXCHANGE TRADED FUND — 1.0%
3,590	SPDR S&P 500 ETF Trust, Ser 1 (Cost $559)	603

SHORT-TERM INVESTMENT (A) — 0.9%
492,638	Dreyfus Cash Management Fund, Institutional Shares, 0.040% (Cost $493)	493

TOTAL INVESTMENTS (Cost $41,282)† — 99.9%		$56,769

Percentages are based on Net Assets of $56,805 (000).

†	At September 30, 2013, the tax basis cost of the Fund’s investments was $41,282, and the unrealized appreciation and depreciation were $15,731 and $(244) respectively.

‡	Real Estate Investment Trust

(A)	The rate shown is the 7-day effective yield as of September 30, 2013.

Cost figures are shown in thousands.

September 30, 2013	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of September 30, 2013

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

PLC — Public Limited Company

Ser — Series

SPDR — Standard & Poor’s Depositary Receipt

As of September 30, 2013, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2100

September 30, 2013	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2013

Face Amount (000)		Value (000)
CORPORATE OBLIGATIONS — 60.3%
Banks — 5.2%
	Bank of Oklahoma
$500	0.954%, 05/15/17(A)	$489
	Barclays Bank PLC
675	6.750%, 05/22/19	807
	Citigroup
520	6.000%, 08/15/17	594
	Goldman Sachs Group MTN
500	7.500%, 02/15/19	604
550	0.666%, 07/22/15(A)	547
	JPMorgan Chase
450	3.150%, 07/05/16	472
	US Bancorp MTN
500	3.000%, 03/15/22	488

		4,001

Consumer Discretionary — 5.2%
	Anheuser-Busch InBev Finance
425	1.250%, 01/17/18	416
	AutoZone
250	4.000%, 11/15/20	256
	DIRECTV Holdings LLC
1,000	3.500%, 03/01/16	1,043
	Ford Motor Credit LLC
500	2.500%, 01/15/16	510
	Home Depot
700	5.875%, 12/16/36	799
	Johnson Controls
500	4.250%, 03/01/21	521
	Macy’s Retail Holdings
100	2.875%, 02/15/23	90
	McDonald’s MTN
350	1.875%, 05/29/19	346

		3,981

Consumer Staples — 5.6%
	Bunge Finance
500	8.500%, 06/15/19	623
	Campbell Soup
500	4.250%, 04/15/21	522
	Colgate-Palmolive MTN
900	1.950%, 02/01/23	811
	ConAgra Foods
500	1.900%, 01/25/18	494
	Genentech
1,000	4.750%, 07/15/15	1,071
	Hershey
250	2.625%, 05/01/23	235
	Teva Pharmaceutical Finance BV
500	2.400%, 11/10/16	515

		4,271

Energy — 5.8%
	Cameron International
375	4.500%, 06/01/21	403

September 30, 2013	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2013

Face Amount (000)		Value (000)
Energy — (continued)
	Devon Energy
$400	6.300%, 01/15/19	$468
	Halliburton
1,000	6.150%, 09/15/19	1,198
	Kinder Morgan Energy Partners
500	9.000%, 02/01/19	640
	Murphy Oil
625	2.500%, 12/01/17	620
	Occidental Petroleum
375	2.700%, 02/15/23	347
	ONEOK Partners
500	3.200%, 09/15/18	509
	Valero Energy
225	6.625%, 06/15/37	244

		4,429

Financials — 16.0%
	Aflac
1,000	8.500%, 05/15/19	1,293
	American Express Credit MTN
545	2.375%, 03/24/17	562
	Aon
500	3.125%, 05/27/16	523
	Bank of America
1,050	3.700%, 09/01/15	1,098
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	531
	Capital One Financial
500	7.375%, 05/23/14	521
	Daimler Finance North America LLC
600	6.500%, 11/15/13	604
	General Electric Capital MTN
600	1.254%, 03/15/23(A)	594
	Marsh & McLennan
465	9.250%, 04/15/19	603
	MetLife
1,000	6.817%, 08/15/18	1,210
	Morgan Stanley MTN
500	5.750%, 10/18/16	555
	Prudential Financial MTN
320	7.375%, 06/15/19	396
	Royal Bank of Canada MTN
500	2.200%, 07/27/18	502
875	0.850%, 03/08/16	872
	Svensk Exportkredit AB
1,000	2.125%, 07/13/16	1,036
	Toyota Motor Credit MTN
400	2.800%, 01/11/16	418
500	1.375%, 01/10/18	494
	Ventas Realty
415	2.700%, 04/01/20 ‡	396

		12,208

Health Care — 6.6%
	Amgen
350	5.700%, 02/01/19	402
	AstraZeneca PLC
1,000	5.900%, 09/15/17	1,163

September 30, 2013	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2013

Face Amount (000)		Value (000)
Health Care — (continued)
	Becton Dickinson and
$500	3.125%, 11/08/21	$496
	Celgene
250	3.250%, 08/15/22	237
	Gilead Sciences
875	3.050%, 12/01/16	924
	Merck Sharp & Dohme
1,000	5.000%, 06/30/19	1,141
	UnitedHealth Group
700	2.875%, 03/15/22	665

		5,028

Industrials — 3.2%
	Caterpillar
500	7.900%, 12/15/18	638
	Emerson Electric
500	2.625%, 02/15/23	474
	Precision Castparts
900	1.250%, 01/15/18	877
	Raytheon
475	2.500%, 12/15/22	436

		2,425

Information Technology — 4.6%
	Affiliated Computer Services
500	5.200%, 06/01/15	530
	EMC
250	1.875%, 06/01/18	249
	Intel
425	1.350%, 12/15/17	419
	International Business Machines
1,000	8.375%, 11/01/19	1,335
	Symantec
500	2.750%, 09/15/15	516
	Texas Instruments
500	1.000%, 05/01/18	482

		3,531

Materials — 3.7%
	BHP Billiton Finance
950	5.250%, 12/15/15	1,038
	Praxair
500	2.200%, 08/15/22	455
	Rio Tinto Finance USA
1,000	9.000%, 05/01/19	1,298

		2,791

Telecommunication Services — 2.1%
	Alltel
250	7.000%, 03/15/16	283
	AT&T
305	5.500%, 02/01/18	345
	Cellco Partnership
450	8.500%, 11/15/18	577

September 30, 2013	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2013

Face Amount (000)		Value (000)
Telecommunication Services — (continued)
	Verizon Communications
$350	3.650%, 09/14/18	$369

		1,574

Transportation — 1.5%
	Burlington Northern Santa Fe LLC
625	4.450%, 03/15/43	569
	Continental Airlines
482	9.000%, 07/08/16	550

		1,119

Utilities — 0.8%
	CenterPoint Energy
350	5.950%, 02/01/17	397
	Duke Energy
250	1.625%, 08/15/17	249

		646

TOTAL CORPORATE OBLIGATIONS (Cost $44,696)		46,004

U.S. TREASURY OBLIGATIONS — 21.6%
	U.S. Treasury Bond
700	7.250%, 05/15/16	823
800	6.000%, 02/15/26	1,058
500	5.375%, 02/15/31	638
500	4.750%, 02/15/37	598
1,000	4.500%, 08/15/39	1,154
335	3.750%, 08/15/41	341
1,000	3.625%, 08/15/43	988
1,000	2.875%, 05/15/43	849
	U.S. Treasury Note
275	3.750%, 11/15/18	307
350	3.625%, 02/15/21	387
625	3.125%, 10/31/16	671
500	3.125%, 01/31/17	538
600	2.875%, 03/31/18	643
405	2.625%, 04/30/16	427
650	2.375%, 10/31/14	666
1,000	2.375%, 02/28/15	1,031
500	2.375%, 07/31/17	526
1,000	2.125%, 05/31/15	1,031
500	2.125%, 08/15/21	496
500	2.000%, 11/15/21	489
325	1.375%, 02/28/19	322
800	1.000%, 01/15/14	802
1,700	0.250%, 09/15/14	1,702

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,157)		16,487

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.4%
	FHLB
1,100	5.125%, 03/10/17	1,259
1,000	4.125%, 03/13/20	1,108
1,100	3.750%, 12/14/18	1,210
	FHLMC
875	8.250%, 06/01/16	1,040

September 30, 2013	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2013

Face Amount (000)/Shares		Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
	FNMA
$1,000	0.750%, 02/07/17	$1,002

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,396)		5,619

MUNICIPAL BONDS — 6.4%
	California State, Educational Facilities Authority, Build
	America Bonds, Ser B, RB
225	2.250%, 10/01/21	205
	California State, GO
1,000	7.950%, 03/01/36	1,158
	Hawaii State, Build America Bonds, GO
750	5.480%, 02/01/28	850
100	5.330%, 02/01/26	113
	Houston, Independent School District, GO
250	6.125%, 02/15/28	282
	Kauai County, Build America Bonds, GO
500	5.663%, 08/01/29	546
	Minneapolis, GO
250	4.900%, 03/01/25	266
300	4.800%, 03/01/24	320
	St. Louis School District, Qualified School Construction
	Boards, GO
1,070	6.100%, 04/01/25	1,181

TOTAL MUNICIPAL BONDS (Cost $4,975)		4,921

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 2.0%
	FNMA, Ser 2003-33, Cl AB
433	3.750%, 03/25/33	448
	FNMA, Ser 889958
121	5.000%, 10/01/23	129
	FNMA REMIC, Ser 2007-B1, Cl BE
11	5.450%, 12/25/20	11
	GNMA, Ser 2003-7, Cl PE
22	5.500%, 11/16/31	23
	GNMA, Ser 2013-109, Cl GA
919	3.500%, 07/16/43	923

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $1,505)		1,534

NON-AGENCY MORTGAGE-BACKED OBLIGATION (A) — 1.2%
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
954	2.050%, 04/25/32	919

TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATION (Cost $856)		919

SHORT-TERM INVESTMENT (B) — 0.2%
	Dreyfus Cash Management Fund, Institutional Shares,
136,322	0.040% (Cost $136)	136

TOTAL INVESTMENTS (Cost $73,720)† — 99.1%		$75,620

Percentages are based on Net Assets of $76,321(000).

September 30, 2013	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of September 30, 2013

‡	Real Estate Investment Trust

(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on September 30, 2013. The maturity date shown is the final maturity date.

(B)	The rate shown is the 7-day effective yield as of September 30, 2013.

†	At September 30, 2013, the tax basis cost of the Fund’s investments was $73,721, and the unrealized appreciation and depreciation were $2,744 and $(845) respectively.

Cost figures are shown in thousands.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

LLC — Limited Liability Corporation

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The following is a summary of the inputs used as of September 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$46,004	$—	$46,004
U.S. Treasury Obligations	—	16,487	—	16,487
U.S. Government Agency Obligations	—	5,619	—	5,619
Municipal Bonds	—	4,921	—	4,921
U.S. Government Mortgage-Backed Obligations	—	1,534	—	1,534
Non-Agency Mortgage-Backed Obligation	—	919	—	919
Short-Term Investment	136	—	—	136

Total Investments in Securities	$136	$75,484	$—	$75,620

For the period ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2100

September 30, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2013

Face Amount (000)		Value (000)
MUNICIPAL BONDS — 98.3%
Alabama — 0.2%
	Huntsville, Electric System Revenue, RB
$225	5.250%, 12/01/29	$253

Alaska — 0.9%
	Alaska Municipal Bond Bank Authority, Ser 3, RB, Bond Bank Moral Obligation Insured
1,000	5.000%, 09/01/22	1,157
	Anchorage, Water Revenue, RB, NPFGC Insured
200	5.000%, 05/01/37	204

		1,361

Arizona — 0.7%
	Glendale, Water and Sewer Revenue, RB
1,000	5.000%, 07/01/23	1,140

Arkansas — 0.4%
	Little Rock, Sewer Revenue, RB
500	5.000%, 08/01/20	585

California — 2.5%
	California State, GO
200	5.000%, 02/01/21	235
1,300	5.000%, 02/01/22	1,522
1,000	5.000%, 04/01/38	1,014
	California State, Health Facilities Financing Authority, Stanford Hospital, Ser B, RB
1,000	5.000%, 11/15/25	1,090

		3,861

Colorado — 0.4%
	Denver City & County, School District No. 1, GO
500	5.000%, 12/01/24	573

Georgia — 0.7%
	Main Street, Natural Gas, Ser B, RB
1,000	5.000%, 03/15/18	1,101

Hawaii — 81.7%
	Hawaii County, Ser A, GO
500	5.000%, 09/01/20	588
1,000	5.000%, 07/15/22	1,115
250	5.000%, 09/01/22	296
500	4.000%, 03/01/22	545
	Hawaii County, Ser A, GO, AMBAC Insured
1,000	5.000%, 07/15/15	1,082
	Hawaii County, Ser A, GO, NPFGC Insured
1,055	5.250%, 07/15/14, Pre-Refunded @ 100 (A)	1,097
500	5.000%, 07/15/14, Pre-Refunded @ 100 (A)	519
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22	237
	Hawaii County, Ser C, GO
1,275	4.000%, 09/01/24	1,373
	Hawaii State, Airport System Authority, RB, AGM Insured
1,000	5.250%, 07/01/27	1,112

September 30, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2013

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Airport System Authority, Ser A, RB
$375	5.250%, 07/01/21	$436
2,500	5.250%, 07/01/27	2,764
900	5.250%, 07/01/30	962
1,250	5.000%, 07/01/22	1,431
	Hawaii State, Airport System Authority, RB, AMT
1,500	4.125%, 07/01/24	1,546
1,000	3.000%, 07/01/17	1,050
	Hawaii State, Department of Budget & Finance, Chaminade University, RB, Radian Insured
1,000	4.750%, 01/01/36	977
	Hawaii State, Department of Budget & Finance, Electric Company Project, Ser A, RB, AMT, FGIC Insured
750	4.800%, 01/01/25	730
1,160	4.650%, 03/01/37	989
	Hawaii State, Department of Budget & Finance, Electric Company Project, Ser A, RB, AMT, NPFGC Insured
1,250	5.650%, 10/01/27	1,252
	Hawaii State, Department of Budget & Finance, Electric Company Project, Ser B, RB, AMT, FGIC Insured
2,500	4.600%, 05/01/26	2,361
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, Radian Insured
1,000	5.000%, 01/01/26	1,002
	Hawaii State, Department of Budget & Finance, Pacific Health Project, RB
225	5.000%, 07/01/18	254
335	4.000%, 07/01/16	359
55	3.000%, 07/01/19	56
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
1,000	4.625%, 07/01/21	1,082
	Hawaii State, Department of Budget & Finance, RB
300	3.600%, 11/15/20	292
300	3.350%, 11/15/19	295
	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, COP, AGM Insured
2,000	5.000%, 11/01/31	2,059
	Hawaii State, Harbor System Authority, Ser A, RB
1,125	4.250%, 07/01/21	1,216
	Hawaii State, Harbor System Revenue State, Ser A, RB
100	5.000%, 07/01/25	108
	Hawaii State, Harbor System Revenue, Ser B, RB, AMT, AGM Insured
500	5.000%, 01/01/23	506
	Hawaii State, Highway Authority, RB
500	5.750%, 01/01/28	552
605	5.500%, 07/01/18	715
1,000	5.500%, 01/01/25	1,112
	Hawaii State, Highway Authority, RB, BHAC Insured
550	4.750%, 01/01/22	598
	Hawaii State, Highway Authority, Ser A, RB
700	5.000%, 01/01/31	752
	Hawaii State, Highway Authority, Ser A, RB, AGM Insured
500	5.000%, 07/01/19	531
1,000	5.000%, 07/01/21	1,057
1,565	5.000%, 07/01/22	1,651
	Hawaii State, Highway Authority, Ser B, RB, AGM Insured
1,250	5.250%, 07/01/18	1,463
1,600	5.250%, 07/01/19	1,896
1,500	5.000%, 07/01/16	1,613

September 30, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2013

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Housing Finance & Development, Halelauwila Place Project, Ser A, RB
$1,000	0.700%, 12/01/15	$1,000
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	207
115	3.750%, 04/01/21	119
180	3.500%, 04/01/20	185
115	3.000%, 04/01/18	119
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,140
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA Insured
490	3.450%, 01/01/22	493
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	1,013
	Hawaii State, Ser CM, GO, AGM Insures FGIC Insured
1,000	6.500%, 12/01/14	1,072
	Hawaii State, Ser DD, GO, NPFGC Insured
1,000	5.000%, 05/01/16	1,026
	Hawaii State, Ser DF, GO, AMBAC Insured
90	5.000%, 07/01/15, Pre-Refunded @ 100 (A)	97
470	5.000%, 07/01/21	498
	Hawaii State, Ser DG, GO, AMBAC Insured
1,000	5.000%, 07/01/16	1,076
	Hawaii State, Ser DI, GO, AGM Insured
1,935	5.000%, 03/01/16, Pre-Refunded @ 100 (A)	2,143
375	5.000%, 03/01/25	402
	Hawaii State, Ser DK, GO
1,000	5.000%, 05/01/18	1,108
280	5.000%, 05/01/18	325
475	5.000%, 05/01/25	534
	Hawaii State, Ser DN, GO
200	5.250%, 08/01/25	229
	Hawaii State, Ser DO, GO
850	5.000%, 08/01/17	976
	Hawaii State, Ser DQ, GO
100	5.000%, 06/01/21	117
	Hawaii State, Ser DR, GO
1,095	5.000%, 06/01/17	1,252
1,000	5.000%, 06/01/19	1,172
505	4.250%, 06/01/19	571
	Hawaii State, Ser DT, GO
270	5.000%, 11/01/19	318
225	4.500%, 11/01/19	258
	Hawaii State, Ser DY, GO
825	5.000%, 02/01/19	963
1,000	5.000%, 02/01/20	1,179
100	4.000%, 02/01/20	112
	Hawaii State, Ser DZ, GO
1,025	5.000%, 12/01/17	1,186
800	5.000%, 12/01/21	951
440	5.000%, 12/01/22	517
960	5.000%, 12/01/23	1,116
190	5.000%, 12/01/24	220
120	5.000%, 12/01/26	135
250	5.000%, 12/01/28	276
1,300	5.000%, 12/01/29	1,424
2,500	5.000%, 12/01/31	2,700

September 30, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2013

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser EA, GO
$935	5.000%, 12/01/21	$1,112
1,300	5.000%, 12/01/22	1,527
	Hawaii State, Ser EE, GO
1,000	4.000%, 11/01/24	1,072
	Hawaii State, Ser EF, GO
130	5.000%, 11/01/21	155
275	5.000%, 11/01/22	328
300	5.000%, 11/01/23	353
	Honolulu Hawaii City & County, Ad Valorem Property Tax Project, Ser B, GO, NPFGC Insured
2,000	5.000%, 07/01/14, Pre-Refunded @ 100 (A)	2,071
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,050	5.000%, 07/01/19	1,233
100	4.000%, 07/01/18	111
670	3.000%, 07/01/17	720
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, FGIC Insured
1,000	4.750%, 07/01/14, Pre-Refunded @ 100 (A)	1,034
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB, NPFGC Insured
2,000	5.000%, 07/01/26	2,132
	Honolulu Hawaii City & County, Board of Water Supply, Ser B, RB, AMT, NPFGC Insured
1,000	5.250%, 07/01/20	1,074
1,000	5.250%, 07/01/21	1,068
325	5.000%, 07/01/15	349
	Honolulu Hawaii City & County, Ser A, GO
100	5.250%, 08/01/31	110
1,100	5.250%, 04/01/32	1,201
680	5.000%, 11/01/21	807
600	5.000%, 11/01/22	712
1,000	5.000%, 04/01/33	1,064
1,000	4.250%, 08/01/32	1,010
2,000	4.000%, 11/01/19	2,240
325	4.000%, 08/01/22	354
500	4.000%, 11/01/37	471
	Honolulu Hawaii City & County, Ser A, GO, AGM Insured
1,000	5.000%, 07/01/22	1,105
	Honolulu Hawaii City & County, Ser B, GO
300	5.000%, 12/01/16	339
250	5.000%, 12/01/18	293
395	5.000%, 08/01/21	467
	Honolulu Hawaii City & County, Ser B, GO, AGM Insured
290	5.250%, 07/01/15	315
1,015	5.250%, 07/01/16	1,137
575	5.250%, 07/01/18	673
	Honolulu Hawaii City & County, Ser C, GO
200	4.750%, 09/01/18	229
	Honolulu Hawaii City & County, Ser D, GO
1,000	5.250%, 09/01/22	1,146
	Honolulu Hawaii City & County, Ser D, GO, NPFGC Insured
2,000	5.000%, 07/01/15, Pre-Refunded @ 100 (A)	2,160
	Honolulu Hawaii City & County, Ser F, GO, NPFGC Re-insures FGIC Insured
1,000	5.000%, 07/01/15, Pre-Refunded @ 100 (A)	1,080
	Honolulu Hawaii City & County, Wastewater System Authority, Ser A, RB
635	5.000%, 07/01/20	729
1,000	5.000%, 07/01/25	1,128

September 30, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2013

Face Amount (000)		Value (000)
Hawaii — (continued)
$100	5.000%, 07/01/31	$108
1,000	5.000%, 07/01/38	1,043
	Honolulu Hawaii City & County, Wastewater System Authority, Ser B, RB
700	4.000%, 07/01/28	710
	Honolulu Hawaii City & County, Wastewater System Authority, Ser Junior A-1, RB, NPFGC Insured
815	5.000%, 07/01/22	876
	Honolulu Hawaii City & County, Wastewater System Authority, Ser Senior A, RB, NPFGC Insured
1,000	5.000%, 07/01/31	1,052
	Honolulu Hawaii City & County, Wastewater System Authority, Waipahu Towers Project, Ser A, RB, AMT, GNMA Collateral Insured
180	6.900%, 06/20/35	180
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	295
250	4.000%, 08/01/24	269
250	3.250%, 08/01/23	254
	Kauai County, Ser A, GO, NPFGC Re-insures FGIC Insured
3,195	5.000%, 08/01/15, Pre-Refunded @ 100 (A)	3,464
415	5.000%, 08/01/21	439
160	4.250%, 08/01/14	165
	Maui County, GO
250	5.000%, 06/01/20	294
	Maui County, GO, NPFGC Insured
910	5.000%, 03/01/15, Pre-Refunded @ 100 (A)	970
85	5.000%, 03/01/17	90
205	5.000%, 03/01/24	214
	Maui County, Ser A, GO
1,000	5.000%, 07/01/19	1,117
	Maui County, Ser A, GO, AGM Insured
1,000	3.500%, 07/01/16	1,070
	Maui County, Ser A, GO, NPFGC Insured
1,000	4.750%, 07/01/25	1,063
	Maui County, Ser B, GO
50	4.000%, 06/01/14	51
375	4.000%, 06/01/16	403
500	4.000%, 06/01/21	538
	Maui County, Ser B, GO, NPFGC Insured
500	5.000%, 07/01/16	552
500	5.000%, 09/01/17	518
	Maui County, Ser B, GO, NPFGC Re-insures FGIC Insured
100	5.250%, 03/01/14	102
	University of Hawaii, College Improvements Project, Ser A, RB, AGC Insured
1,400	5.000%, 10/01/23	1,522
	University of Hawaii, College Improvements Project, Ser A, RB, NPFGC Insured
200	5.000%, 07/15/19	218
150	5.000%, 07/15/22	162
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/38	111
	University of Hawaii, Ser A, RB, NPFGC Insured
975	5.000%, 07/15/21	1,056
2,000	4.500%, 07/15/23	2,129
	University of Hawaii, Ser A-2, RB
1,030	4.000%, 10/01/18	1,136

		126,140

September 30, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2013

Face Amount (000)		Value (000)
Kansas — 0.4%
	Sedgwick County, Unified School District No. 260 Derby, GO
$500	5.000%, 10/01/29	$544

Maine — 0.5%
	Maine Health & Higher Educational Facilities Authority, Ser A, RB
750	5.250%, 07/01/31	785

Massachusetts — 1.4%
	Commonwealth of Massachusetts, Ser B, GO, AGM Insured
1,300	5.250%, 08/01/28	1,525
	Massachusetts Bay Transportation Authority, Ser A, RB
600	5.250%, 07/01/29	688

		2,213

Minnesota — 0.0%
	Minnesota State, Housing Finance Agency, RB, GNMA/FNMA Insured
5	4.875%, 07/01/26	5

Nebraska — 0.1%
	Omaha Nebraska, GO
100	5.250%, 10/15/19	116

Nevada — 0.6%
	Nevada State, GO
500	5.000%, 03/01/21	585
	Nevada State, Municipal Bond Bank Projects, Ser F, GO, AGM Insured
250	5.000%, 12/01/24	266

		851

New Mexico — 0.1%
	New Mexico State, Finance Authority, RB
150	5.000%, 06/01/26	164

New York — 2.2%
	Metropolitan Transportation Authority, Ser A, RB
1,000	4.000%, 11/15/20	1,090
	New York, New York, Ser F, GO
500	3.000%, 08/01/16	532
	New York, New York, Ser H, GO
500	5.000%, 08/01/20	587
500	4.000%, 08/01/18	557
	New York, New York, Ser H-1, GO
600	5.000%, 03/01/18	690

		3,456

Ohio — 0.4%
	Akron Ohio, GO
500	5.000%, 12/01/21	552

Oklahoma — 0.8%
	Oklahoma City Water Utilities Trust, RB
125	5.000%, 07/01/40	132

September 30, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2013

Face Amount (000)/Shares		Value (000)
Oklahoma — 0.8% (continued)
	Oklahoma Water Resources Board, RB
$1,000	3.000%, 10/01/18	$1,058

		1,190

Oregon — 0.2%
	Oregon State, Facilities Authority, Providence Health Services, RB
225	5.000%, 10/01/19	259

Puerto Rico — 0.6%
	Puerto Rico Highway & Transportation Authority, Ser N, RB, AGM Insured
1,000	5.500%, 07/01/26	936

Rhode Island — 0.2%
	Rhode Island State, Ser A, GO
250	5.500%, 08/01/24	294

South Carolina — 0.4%
	Sumter South Carolina, Waterworks & Sewer Improvement Systems, RB, XLCA Insured
500	5.000%, 12/01/21	554

Texas — 2.2%
	Dallas, Ser C, RB
750	5.000%, 11/01/21	856
	Harris County, Ser A, GO
1,000	5.000%, 10/01/23	1,147
	North East Independent School District, GO
275	5.250%, 02/01/28	324
	Port of Houston Authority, Ser D-1, GO
1,000	5.000%, 10/01/35	1,071

		3,398

Utah — 0.2%
	Central Utah Water Conservancy District, Ser B, GO
200	5.250%, 04/01/23	236

Washington — 0.5%
	Port of Seattle Washington, Ser A, RB
750	5.000%, 08/01/26	823

TOTAL MUNICIPAL BONDS (Cost $149,842)		151,390

	SHORT-TERM INVESTMENT (B) — 1.1%
1,719,517	Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.000% (Cost $1,720)	1,720

TOTAL INVESTMENTS (Cost $151,562)† — 99.4%		$153,110

Percentages are based on Net Assets of $153,997 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)	The rate reported is the 7-day effective yield as of September 30, 2013.

†	At September 30, 2013, the tax basis cost of the Fund’s investments was $151,562, and the unrealized appreciation and depreciation were $3,970 and $(2,422) respectively.

September 30, 2013	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of September 30, 2013

Cost figures are shown in thousands.

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax

BHAC — Berkshire Hathaway Assurance Corporation

COP — Certificate of Participation

FGIC — Financial Guarantee Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

NPFGC — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

XLCA — XL Capital

The following is a list of the inputs used as of September 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$151,390	$—	$151,390
Short-Term Investment	1,720	—	—	1,720

Total Investments in Securities	$1,720	$151,390	$—	$153,110

For the period ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-2100

September 30, 2013	www.bishopstreetfunds.com

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*
/s/ Michael Beattie
Michael Beattie, President

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ Michael Beattie
Michael Beattie, President

Date: November 27, 2013

By (Signature and Title)*
/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: November 27, 2013

*	Print the name and title of each signing officer under his or her signature.